Simplify US Equity PLUS GBTC ETF
Schedule of Investments
March 31, 2022 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 83 .9%
iShares Core S&P 500 ETF(a)
(Cost $ 87,618,121 ) .......................................................... 206,070 $ 93,491,898
Grantor Trusts – 10 .6%
Grayscale Bitcoin Trust BTC*
(Cost $ 12,344,410 ) .......................................................... 386,402 11,800,717
Total Investments – 94.5%
(Cost $ 99,962,531 ) .......................................................................... $ 105,292,615
Other Assets in Excess of Liabilities – 5 .5% ......................................................... 6,138,816
Net Assets – 100.0% .......................................................................... $ 111,431,431
* Non Income Producing
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
At March 31, 2022, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
S&P 500 E-Mini Future ............................ 75 $ 16,990,313 6/17/22 $ 1,162,717
Summary of Schedule of Investments
Industry
% of Net
Assets
Exchange-Traded Funds ........................................................................... 83 .9%
Grantor Trusts ................................................................................... 10 .6%
Total Investments ................................................................................ 94 .5%
Other Assets in Excess of Liabilities .................................................................. 5 .5%
Net Assets ..................................................................................... 100 .0%